Fair value of financial instruments - Summary of Net Interest Income From Financial Instruments (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	$ 1,399	$ 1,809
Dividend income	750	608
Interest expense [member]
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	1	1
Interest and dividend income [Member]
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	$ 196	$ 149